Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000241081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000241081 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241081 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241081 [Member] | Pennsylvania Higher Educational Facilities Authority Series B2 5 000 11 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241081 [Member] | County of Jefferson Sewer Revenue 5 500 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241081 [Member] | Pennsylvania Economic Development Financing Authority 5 000 12 31 57 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241081 [Member] | Massachusetts Development Finance Agency 5 250 07 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241081 [Member] | Orange County Health Facilities Authority Series A 5 250 10 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241081 [Member] | Metropolitan Transportation Authority Series 1 4 750 11 15 45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241081 [Member] | Columbus Regional Airport Authority Series A 5 500 01 01 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241081 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000241081 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000241081 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
C000241081 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
C000241081 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000241081 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000241081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241081 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241081 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000241081 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000241081 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241081 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000241081 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241081 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241081 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241081 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000241081 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000241081 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000261130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000261130 [Member] | FHLMC 6 000 10 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261130 [Member] | FNMA 5 500 07 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261130 [Member] | Freddie Mac Multifamily Structured Pass Through Certificates Class A2 4 500 07 25 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261130 [Member] | U S Treasury Notes 4 250 11 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261130 [Member] | FNMA 2 500 11 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261130 [Member] | FNMA 4 000 06 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261130 [Member] | FHLMC 5 500 02 01 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261130 [Member] | FNMA 5 000 01 01 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261130 [Member] | Freddie Mac Multifamily Structured Pass Through Certificates Class A2 1 658 12 25 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261130 [Member] | FHLMC 3 500 06 01 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261130 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000261130 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000261130 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000261130 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000261130 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261130 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261130 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000261130 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000261130 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000142968 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142968 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142968 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142968 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142968 [Member] | Macfarlane Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142968 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142968 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142968 [Member] | Brickability Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142968 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142968 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142968 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000142968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000142968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000142968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000142968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142968 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.00%
C000142968 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000142968 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.20%
C000142968 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000142968 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000142968 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.00%
C000142968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000142968 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000142968 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.10%
C000142968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142968 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000142969 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000142969 [Member] | Omni Bridgeway Ltd Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142969 [Member] | Arrow Exploration Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000142969 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142969 [Member] | Italian Wine Brands S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000142969 [Member] | Macfarlane Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142969 [Member] | Legacy Housing Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000142969 [Member] | Fila S p A Italy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142969 [Member] | Brickability Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142969 [Member] | Texhong International Group Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142969 [Member] | U Haul Holding Co Non Voting Shares United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000142969 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000142969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000142969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000142969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000142969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000142969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000142969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000142969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000142969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000142969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142969 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.00%
C000142969 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	16.20%
C000142969 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.20%
C000142969 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000142969 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000142969 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.00%
C000142969 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.70%
C000142969 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.00%
C000142969 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.10%
C000142969 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142969 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000122075 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122075 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122075 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122075 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Organo Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Alm Brand A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122075 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122075 [Member] | Piraeus Financial Holdings S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | ABC Mart Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122075 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000122075 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122075 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122075 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000122075 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000122075 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122075 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122075 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000122075 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122075 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122075 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122075 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122075 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.10%
C000122075 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000122075 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.60%
C000122075 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122075 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.00%
C000122075 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000122075 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000122075 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000122075 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000122075 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122075 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000122076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000122076 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122076 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122076 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122076 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Organo Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Alm Brand A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122076 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122076 [Member] | Piraeus Financial Holdings S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | ABC Mart Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122076 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000122076 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122076 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122076 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000122076 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000122076 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122076 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122076 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000122076 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122076 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122076 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122076 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122076 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.10%
C000122076 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000122076 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.60%
C000122076 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000122076 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.00%
C000122076 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000122076 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000122076 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000122076 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000122076 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122076 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000180071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000180071 [Member] | Azbil Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180071 [Member] | Sopra Steria Group France [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180071 [Member] | KDX Realty Investment Corp REIT Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180071 [Member] | Daiei Kankyo Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Organo Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Alm Brand A S Denmark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180071 [Member] | Greencore Group PLC Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Siegfried Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180071 [Member] | Piraeus Financial Holdings S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | ABC Mart Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180071 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000180071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000180071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000180071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000180071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000180071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180071 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.10%
C000180071 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180071 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.60%
C000180071 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.50%
C000180071 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.00%
C000180071 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	3.70%
C000180071 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.30%
C000180071 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000180071 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000180071 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180071 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000176472 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000176472 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176472 [Member] | Samsung Electronics Co Ltd 2 870 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176472 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176472 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176472 [Member] | Hyundai Motor Co 7 940 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176472 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176472 [Member] | HI LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176472 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176472 [Member] | LG H And H Co Ltd 2 720 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176472 [Member] | Samsung C And T Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176472 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176472 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176472 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000176472 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000176472 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176472 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176472 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176472 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176472 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176472 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.40%
C000176472 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.10%
C000176472 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	37.00%
C000176472 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.20%
C000176472 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176472 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000176472 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176472 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176472 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176472 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176472 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000176471 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000176471 [Member] | Total Energy Services Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176471 [Member] | Samsung Electronics Co Ltd 2 870 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000176471 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176471 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176471 [Member] | Hyundai Motor Co 7 940 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176471 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000176471 [Member] | HI LEX Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176471 [Member] | Cie de L Odet SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176471 [Member] | LG H And H Co Ltd 2 720 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176471 [Member] | Samsung C And T Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176471 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176471 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000176471 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000176471 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000176471 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000176471 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000176471 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176471 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176471 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176471 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.40%
C000176471 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.10%
C000176471 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	37.00%
C000176471 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.20%
C000176471 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176471 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000176471 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.50%
C000176471 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000176471 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000176471 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176471 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000180072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000180072 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180072 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180072 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180072 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180072 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000180072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000180072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000180072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000180072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000180072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000180072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000180072 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180072 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180072 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000157694 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000157694 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157694 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157694 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157694 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157694 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157694 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000157694 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000157694 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157694 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000157694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000157694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157694 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000157694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157694 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157694 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000157696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000157696 [Member] | API Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157696 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157696 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157696 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Piper Sandler Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157696 [Member] | Gates Industrial Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157696 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157696 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000157696 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000157696 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157696 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000157696 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000157696 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000157696 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157696 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000157696 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157696 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000157696 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000077267 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077267 [Member] | Great Lakes Water Authority Sewage Disposal System Revenue Series B 5 000 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077267 [Member] | Florida Development Finance Corp Revenue 4 000 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Iowa Finance Authority State Revolving Fund Green Bond 5 000 08 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Chicago O Hare International Airport Senior Lien Series A Revenue 5 000 01 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | New York State Dormitory Authority Series A 5 000 03 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Illinois State Toll Highway Authority Senior Revenue Series A Revenue 5 000 12 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077267 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000077267 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%
C000077267 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000077267 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077267 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077267 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077267 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077267 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077267 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077267 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077267 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077267 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077267 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077267 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077267 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077267 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077267 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000077269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000077269 [Member] | Louisiana Stadium And Exposition District Series A 5 000 07 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077269 [Member] | Great Lakes Water Authority Sewage Disposal System Revenue Series B 5 000 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077269 [Member] | Florida Development Finance Corp Revenue 4 000 11 15 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | State of Illinois Series B 5 000 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Iowa Finance Authority State Revolving Fund Green Bond 5 000 08 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | New York Transportation Development Corp 5 000 12 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | State Board of Administration Finance Corp Series A 5 526 07 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Chicago O Hare International Airport Senior Lien Series A Revenue 5 000 01 01 36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | New York State Dormitory Authority Series A 5 000 03 15 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Illinois State Toll Highway Authority Senior Revenue Series A Revenue 5 000 12 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000077269 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000077269 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	54.90%
C000077269 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000077269 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000077269 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077269 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000077269 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077269 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000077269 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077269 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000077269 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077269 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077269 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077269 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077269 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000077269 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077269 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000077269 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000077272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077272 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077272 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077272 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077272 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000077272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000077272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077272 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077272 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077272 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077271 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077271 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077271 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077271 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077271 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077271 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000077271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000077271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077271 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077271 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077271 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077270 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077270 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077270 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077270 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077270 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000077270 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000077270 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000077270 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000077270 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000077270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000077270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000077270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000077270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000077270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000077270 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077270 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000115981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000115981 [Member] | The Procter And Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115981 [Member] | Cognizant Technology Solutions Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115981 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115981 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115981 [Member] | Samsung Electronics Co Ltd 2 870 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000115981 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115981 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000115981 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115981 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115981 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000115981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000115981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000115981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000115981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000115981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000115981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115981 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000115981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000115981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.00%
C000115981 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	16.40%
C000115981 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000115981 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000115981 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000115979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000115979 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115979 [Member] | Samsung Electronics Co Ltd 2 870 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000115979 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115979 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115979 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000115979 [Member] | KT And G Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115979 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | Hyundai Motor Co 7 940 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115979 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115979 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115979 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000115979 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000115979 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115979 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115979 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000115979 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115979 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115979 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000115979 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.60%
C000115979 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115979 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	30.20%
C000115979 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115979 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115979 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115979 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000115979 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000115979 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000115978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000115978 [Member] | U Haul Holding Co Non Voting Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115978 [Member] | Samsung Electronics Co Ltd 2 870 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000115978 [Member] | Hyundai Mobis Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115978 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115978 [Member] | Canadian Natural Resources Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000115978 [Member] | KT And G Corp South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115978 [Member] | The Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | Hyundai Motor Co 7 940 South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000115978 [Member] | Bollore SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000115978 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115978 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000115978 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000115978 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000115978 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000115978 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000115978 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000115978 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000115978 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000115978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	45.60%
C000115978 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.20%
C000115978 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	30.20%
C000115978 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.70%
C000115978 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000115978 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.70%
C000115978 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000115978 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000115978 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000056573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000056573 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056573 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000056573 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000056573 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000056573 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056573 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056573 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000056573 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000056573 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000056573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000056573 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056573 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000056573 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000056573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000056573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000056573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056573 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000056573 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000056573 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000056573 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000180067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000180067 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180067 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180067 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180067 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180067 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180067 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180067 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180067 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000180067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000180067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000180067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000180067 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000180067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180067 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180067 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000180068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000180068 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180068 [Member] | Federal Agricultural Mortgage Corp Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180068 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180068 [Member] | Independence Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | Solaris Energy Infrastructure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180068 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | Selective Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180068 [Member] | International Bancshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180068 [Member] | IMAX Corp Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180068 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000180068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000180068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000180068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000180068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000180068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000180068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000180068 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000180068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180068 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180068 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000027324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000027324 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027324 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027324 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027324 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027324 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027324 [Member] | Safety Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027324 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000027324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027324 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027324 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000027324 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000027325 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027325 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027325 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027325 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027325 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027325 [Member] | Safety Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027325 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000027325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000027325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000027325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000027325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000027325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027325 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027325 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000027325 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000180066 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180066 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180066 [Member] | Victory Capital Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180066 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | iShares Russell 2000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | Addus HomeCare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180066 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180066 [Member] | Safety Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000180066 [Member] | Casella Waste Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000180066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000180066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000180066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000180066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000180066 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000180066 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000180066 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027323 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027323 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027323 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027323 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027323 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000027323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000027323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000027323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000027323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027323 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027323 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027323 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000027322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000027322 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027322 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027322 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027322 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027322 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000027322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000027322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000027322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000027322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000027322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027322 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000027322 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000180065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000180065 [Member] | CyberArk Software Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180065 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180065 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180065 [Member] | Veeva Systems Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180065 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000180065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000180065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000180065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000180065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000180065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000180065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000180065 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000180065 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000069910 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000069910 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069910 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069910 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069910 [Member] | STAG Industrial Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069910 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069910 [Member] | Silgan Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069910 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069910 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000069910 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069910 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000069910 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069910 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069910 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069910 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069910 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000069910 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069910 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000180069 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000180069 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180069 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000180069 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180069 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180069 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000180069 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180069 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000180069 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000180069 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000180069 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000180069 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000180069 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000180069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000180069 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180069 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000180069 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000180069 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000180069 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000180069 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000180069 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000180069 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000180069 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180069 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000180069 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000180069 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000069911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000069911 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069911 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069911 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069911 [Member] | STAG Industrial Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069911 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069911 [Member] | Silgan Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000069911 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069911 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000069911 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069911 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000069911 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069911 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069911 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069911 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069911 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000069911 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069911 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000180070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000180070 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180070 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180070 [Member] | Houlihan Lokey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180070 [Member] | STAG Industrial Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | CBIZ Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Intapp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180070 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180070 [Member] | Silgan Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000180070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000180070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000180070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000180070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180070 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180070 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000180070 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000180070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000180070 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000180070 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180070 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000078885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000078885 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078885 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078885 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078885 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000078885 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000078885 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078885 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078885 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078885 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000078885 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000078885 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000078885 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000078885 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000078885 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078885 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078885 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000078885 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000078885 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000078885 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000078885 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078885 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000078885 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078885 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078885 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000078885 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000069909 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000069909 [Member] | Texas Private Activity Bond Surface Transportation Corp 5 000 06 30 58 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069909 [Member] | Public Authority for Colorado Energy Natural Gas Purchase Revenue 6 500 11 15 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069909 [Member] | Richland County School District No 2 Series A 1 875 03 01 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069909 [Member] | Pennsylvania Economic Development Financing Authority 5 250 06 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069909 [Member] | Central Plains Energy Project 3 Series A 5 000 09 01 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069909 [Member] | City of Chattanooga Electric 2 000 09 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | New York Transportation Development Corp 4 000 04 30 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | Rhode Island Health and Educational Building Corp 5 250 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069909 [Member] | Escambia County Health Facilities Authority 4 000 08 15 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069909 [Member] | New York Transportation Development Corp 5 625 04 01 40 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069909 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000069909 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000069909 [Member] | Baa BBB [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%
C000069909 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069909 [Member] | Ba BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000069909 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069909 [Member] | Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069909 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069909 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000069909 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000069909 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000069909 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000069909 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000069909 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069909 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069909 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069909 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%